BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
BORROWINGS
Schedule of short-term borrowings

Components of short-term borrowings as of December 31, 2023 and 2024 were as follows (RMB in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Short-term borrowings	10,895,733	2,919,024
Long-term borrowings—current portion	2,688,041	4,014,875
Total short-term borrowings	13,583,774	6,933,899

Schedule of type of short-term borrowings

Details of the Group’s short-term borrowings as of December 31, 2024 are (RMB in thousands):

Type of loan	As of December 31, 2024
Credit loan	1,014,952
Letter of credit loan	835,000
Guaranteed by subsidiaries within the Group	2,046,153
Guaranteed by a third party	1,000
Financings associated with failed sale-leaseback transactions	1,588,232
Collateralized on buildings and equipment of the Group and shareholders of the Group	766,932
Guaranteed and collateralized on buildings, equipment and other assets of the Group and shareholders of the Group	681,630
Total	6,933,899

Schedule of long-term borrowings

Components of long-term borrowings as of December 31, 2023 and 2024 were as follows (RMB in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Long-term bank borrowings	4,459,363	16,468,489
Long-term financings associated with failed sale-leaseback transactions	1,222,281	4,430,048
Other long-term borrowings	8,245,203	3,759,610
Less: Current portion of long-term bank borrowings	(724,006)	(2,426,643)
Less: Current portion of financings associated with failed sale-leaseback transactions	(468,195)	(1,588,232)
Less: Current portion of other long-term borrowings	(1,495,840)	—
Total long-term borrowings	11,238,806	20,643,272

Schedule of long-term future principal repayments

Future principal repayments on the long-term borrowings are as follows (RMB in thousands):

Year ending December 31,	RMB
Year ended December 31
2025	4,014,874
2026	7,564,363
2027	8,180,557
2028	2,384,838
2029	1,720,275
Thereafter	793,240
Total	24,658,147

Schedule of long-term bank borrowings

	As of December 31, 2023				As of December 31, 2024
		Current portion		Weighted		Current portion		Weighted
		according to the		average		according to the		average
	Outstanding	repayment	Long-term	interest	Outstanding	repayment	Long-term	interest
Borrowing Term	borrowings	schedule	portion	rates	borrowings	schedule	portion	rates
2-year	1,823,427	458,057	1,365,370	3.09%	3,082,350	732,246	2,350,104	2.27%
3-year	591,500	57,114	534,386	2.91%	7,164,390	889,640	6,274,750	2.72%
4-year	156,800	47,589	109,211	2.86%	244,300	87,475	156,825	2.25%
5-year	1,045,270	103,350	941,920	3.16%	1,587,901	376,612	1,211,289	2.53%
6-year	157,417	—	157,417	3.80%	799,489	87,039	712,450	2.83%
7-year	365,615	57,896	307,719	2.95%	2,522,591	210,171	2,312,420	2.93%
8-year	—	—	—	—	669,690	27,904	641,786	3.31%
9-year	—	—	—	—	200,000	8,889	191,111	3.19%
10-year	319,334	—	319,334	3.80%	197,778	6,667	191,111	3.04%
Total	4,459,363	724,006	3,735,357		16,468,489	2,426,643	14,041,846